REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reservation rights and obligations

	12/31/2024			12/31/2023			12/31/2024	12/31/2023

	AIC	CCC	Adjustment factor	AIC	CCC	Adjustment factor	Total
Right to compensation	356,173	2,269,962	79,613	505,992	2,786,468	389,438	2,705,748	3,681,898
Expected credit losses	—	(340,063)	—	—	(340,063)	—	(340,063)	(340,063)
Opening balance as of January 1	356,173	1,929,899	79,613	505,992	2,446,405	389,438	2,365,685	3,341,835
Effect on cash flow:
Amortization	(221,504)	(441,257)	(79,613)	(172,708)	(552,325)	(309,825)	(742,374)	(1,034,858)
Interest received	(46,017)	(65,701)	—	(40,550)	(64,717)	—	(111,718)	(105,267)
Non-cash effect:
Interest incurred	24,164	77,578	—	63,439	100,536	—	101,742	163,975
Final balance on December 31	112,816	1,500,519	—	356,173	1,929,899	79,613	1,613,335	2,365,685
Right to compensation	112,816	1,840,582	—	356,173	2,269,962	79,613	1,953,398	2,705,748
Expected credit losses	—	(340,063)	—	—	(340,063)	—	(340,063)	(340,063)

Current	62,738	830,516	—	248,438	652,155	79,613	893,254	980,206
Non-current	50,078	670,003	—	107,735	1,277,744	—	720,081	1,385,479